Receivables and Related Allowances - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) state	Dec. 31, 2019 USD ($)
Receivables And Related Allowances [Line Items]
Number of states in which entity operates | state	3
Accounts receivable, extending period	1 month
Threshold period after inactivation for write-off of accounts receivable	2 months
Customer accounts receivable	$ 522,172	$ 474,097
Centuri
Receivables And Related Allowances [Line Items]
Threshold period after inactivation for write-off of accounts receivable	60 days
Customer accounts receivable	$ 375,300